Business Segment Information (Information for Reportable Segments) (Detail) - JPY (¥) ¥ in Billions		6 Months Ended
		Sep. 30, 2016	Sep. 30, 2015 [1]
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits		¥ 1,089.7	¥ 1,131.8
General and administrative expenses		680.5	672.3
Others		(6.0)	(12.8)
Net business profits (losses)	[2]	403.2	446.7
Retail And Business Banking Company
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits		310.8	332.1
General and administrative expenses		338.8	331.1
Net business profits (losses)	[2]	(28.0)	1.0
Corporate And Institutional Company
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits		223.2	209.5
General and administrative expenses		92.9	91.3
Net business profits (losses)	[2]	130.3	118.2
Global Corporate Company
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits		192.7	204.8
General and administrative expenses		115.5	111.6
Net business profits (losses)	[2]	77.2	93.2
Global Markets Company
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits		334.3	332.3
General and administrative expenses		94.6	88.5
Net business profits (losses)	[2]	239.7	243.8
Asset Management Company
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits		24.5	26.6
General and administrative expenses		15.0	15.0
Net business profits (losses)	[2]	9.5	11.6
Others
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits	[3]	4.2	26.5
General and administrative expenses	[3]	23.7	34.8
Others	[3]	(6.0)	(12.8)
Net business profits (losses)	[2],[3]	¥ (25.5)	¥ (21.1)

[1]	Following the introduction of an in-house company system based on customer segments in April 2016, segment information for the earlier period was restated to reflect the relevant changes.
[2]	Net business profits is used in Japan as a measure of the profitability of core banking operations, and is defined as gross profits (or the sum of net interest income, fiduciary income, net fee and commission income, net trading income and net other operating income) less general and administrative expenses. Measurement of net business profits is required for regulatory reporting to the Financial Services Agency.
[3]	"Others" includes items which should be eliminated as internal transactions between each segment on a consolidated basis.